Other financial assets - Other financial assets by fair value hierarchy level (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	$ 4,975,925	$ 8,144,238
Level 1
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	472,547	372,636
Level 2
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	$ 4,503,378	$ 7,771,602